Stock-Based Compensation (Details) - Schedule of Movements in Outstanding RSUs and PSUs	9 Months Ended
Jun. 30, 2024
RSUs [Member]
Stock-Based Compensation (Details) - Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Balance, as at September 30, 2023
Granted	2,242,805
Forfeited	(76,548)
Exercised	(67,125)
Balance, as at June 30, 2024	2,099,132
PSUs [Member]
Stock-Based Compensation (Details) - Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Balance, as at September 30, 2023
Granted	733,080
Balance, as at June 30, 2024	733,080